Income Taxes - Summary of Changes in the Deferred Tax Assets and Liabilities (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Profit or loss			R$ 79,953	R$ 44,538
Change in accounting practice	R$ 613	R$ 1,450
Business combination			7,517
Deferred tax relating to equity			(29,417)	46,314
Deferred tax assets	100,073	7,310	156,748	99,460	R$ 5,860
Deferred tax liabilities	(1,378)	(80)		(1,378)	(80)
Tax expense (income)			79,953	44,538	8,294
Deferred tax assets (liabilities), net	98,695	7,230	156,748	98,082	5,780
Deferred Tax Asset
Income Taxes
Profit or loss			85,434	51,405
Change in accounting practice	613	1,450
Business combination			7,517
Deferred tax relating to equity			(29,417)	46,314
Deferred tax assets	118,324	19,992	181,858	117,711	18,542
Deferred Tax Asset | Tax Loss Carryforward
Income Taxes
Profit or loss			11,919	757
Deferred tax assets	4,364	3,607	16,283	4,364	3,607
Deferred Tax Asset | Financial instruments from acquisition of interests
Income Taxes
Profit or loss			47,563	51,287
Deferred tax assets	59,166	7,879	106,729	59,166	7,879
Deferred Tax Asset | Other temporary differences
Income Taxes
Profit or loss			14,610	1,501
Change in accounting practice	613	1,450
Business combination			7,517
Deferred tax assets	7,198	5,084	29,325	6,585	3,634
Deferred Tax Asset | Share Based Compensation
Income Taxes
Profit or loss			7,960	(2,217)
Deferred tax assets		2,217	7,960		2,217
Deferred Tax Asset | Tax benefit from tax deductible goodwill
Income Taxes
Profit or loss			(2,009)
Deferred tax relating to equity			(29,417)	46,314
Deferred tax assets	46,314		14,888	46,314
Deferred Tax Asset | Amortised Intangible Assets
Income Taxes
Profit or loss			5,391	77
Deferred tax assets	1,282	1,205	6,673	1,282	1,205
Deferred income tax liabilities
Income Taxes
Profit or loss			(5,481)	(6,867)
Deferred tax liabilities	(19,629)	(12,762)	(25,110)	(19,629)	(12,762)
Deferred income tax liabilities | Financial instruments from acquisition of interests
Income Taxes
Profit or loss			(5,707)	(5,752)
Deferred tax liabilities	(18,166)	(12,414)	(23,873)	(18,166)	(12,414)
Deferred income tax liabilities | Other temporary differences
Income Taxes
Profit or loss			226	(1,115)
Deferred tax liabilities	R$ (1,463)	R$ (348)	R$ (1,237)	R$ (1,463)	R$ (348)